Concentration and Credit Risks	12 Months Ended
Dec. 31, 2025
Concentration and Credit Risks [Abstract]
CONCENTRATION AND CREDIT RISKS

NOTE 13 — CONCENTRATION AND CREDIT RISKS

The top two customers accounted for 24% of the gross revenue generated for that year (2024: 22%). The entire accounts receivable is due from three customers (2024: one). For the year ended December 31, 2025, one supplier for 39% (2024: 36%) of the total gross cost of revenue.